Convertible Notes (Details)																3 Months Ended		12 Months Ended
	Mar. 26, 2025 USD ($)	Feb. 25, 2025 shares	Jan. 15, 2025 USD ($)	Dec. 17, 2024 USD ($) $ / item shares	Dec. 12, 2024 USD ($)	Nov. 21, 2024 USD ($)	Nov. 19, 2024 USD ($) $ / shares shares	Nov. 18, 2024 USD ($) $ / shares	Oct. 14, 2024 USD ($)	Sep. 18, 2024 USD ($)	Aug. 13, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jul. 19, 2024 shares	Jul. 17, 2024 USD ($) $ / shares $ / item shares	Jul. 03, 2024 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Convertible Notes [Line Items]
Principal amount	$ 111,111
Bears interest rate									14.00%					12.00%
Converted amount																		$ 1,500,000
Issued shares (in Shares) | shares							155,303
Convertible note balance							$ 299,714							$ 180,000
Original issue discount amount														$ 27,500
Fixed price (in Dollars per Item) | $ / item				2.5										12
Exercisable date													Jul. 17, 2024	Jul. 17, 2024
Convertible note proceeds																$ 115,000		1,197,500
Convertible payament																		92,045
Purchase price									$ 88,000
Percentage of conversion price									75.00%
Fee paid						$ 28,750
Agreed to issue common stock (in Shares) | shares		3,334
Percentage of discount of market price																35.00%
Market price amount																$ 86,157		$ 80,929
Debt reacquisition price amount																160,000
Net carrying amount																180,000
Recognized value																$ 20,000
Percentage of principal and accrued interest																120.00%
Deducting legal fees																$ 95,000
Interest expenses																$ 85,257
Warrant [Member]
Convertible Notes [Line Items]
Warrants purchased (in Shares) | shares				138,462										7,250
Exercise price (in Dollars per share) | $ / shares														$ 26.1
Percentage of conversion price																80.00%		80.00%
Convertible Note Agreements [Member]
Convertible Notes [Line Items]
Bears interest rate								12.00%		13.00%					12.00%
Maturity term															6 months
Conversion price per share (in Dollars per share) | $ / shares								$ 29.31							$ 13.26
Converted amount							$ 90,000
Convertible Notes [Member]
Convertible Notes [Line Items]
Principal amount				$ 180,000
Bears interest rate				12.00%
Conversion price per share (in Dollars per share) | $ / shares							$ 2.64
Convertible note balance																		$ 164,483
Convertible note proceeds				$ 150,000												$ 58,090		58,090
Original issue discount				20,000
Fee paid				$ 10,000
Agreed to issue common stock (in Shares) | shares				118,000
Market price amount																101,879		85,000
Accrued Interest [Member]
Convertible Notes [Line Items]
Total accrued interest												$ 212,400
Promissory Note [Member]
Convertible Notes [Line Items]
Principal amount											$ 181,700
Original issue discount amount											23,700
Monthly installments											$ 20,350
Diagonal Lending LLC [Member]
Convertible Notes [Line Items]
Debt instrument interest rate per annum											12.00%
Convertible Promissory Note [Member]
Convertible Notes [Line Items]
Principal amount					$ 101,200				$ 101,200
Bears interest rate					14.00%
Convertible note balance																		80,929
Original issue discount amount									13,200	$ 14,880
Interest Expense																		196,373
Interest rate										25.00%	25.00%
Convertible payament										$ 15,238
Due date										Mar. 15, 2025
Purchase price					$ 88,000
Original issue discount					$ 13,200
Percentage of discount of market price					25.00%
Market price amount																46,738		$ 92,045
June 2025 [Member]
Convertible Notes [Line Items]
Principal amount																$ 230,000
Maturity term																June and September 2025
September 2025 [Member]
Convertible Notes [Line Items]
Principal amount																$ 180,000
Maturity term																September 2025
Black Ice Advisors LLC [Member]
Convertible Notes [Line Items]
Interest rate	10.00%
Debt discount rate	$ 35
Common Stock [Member]
Convertible Notes [Line Items]
Warrants purchased (in Shares) | shares														7,250
Conversion shares (in Shares) | shares																1		1
Common Stock [Member] | Warrant [Member]
Convertible Notes [Line Items]
Exercise price (in Dollars per share) | $ / shares																$ 0.3		$ 0.3
Debt-to-Equity Conversion Agreements [Member]
Convertible Notes [Line Items]
Convertible note balance																$ 410,000		$ 410,000
Investee [Member] | Convertible Note Agreements [Member]
Convertible Notes [Line Items]
Principal amount															$ 410,000
Investor [Member]
Convertible Notes [Line Items]
Issued shares (in Shares) | shares													6,000
Investor [Member] | Convertible Note Agreements [Member]
Convertible Notes [Line Items]
Principal amount								$ 90,000
Converted amount							$ 410,000	$ 90,000
Investor [Member] | Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible note balance																90,000		90,000
Returned amount			$ 160,000
Investor [Member] | Common Stock [Member]
Convertible Notes [Line Items]
Conversion shares (in Shares) | shares							34,091
Diagonal Lending LLC [Member]
Convertible Notes [Line Items]
Interest Expense											$ 8,000
Convertible payament																		85,000
Diagonal Lending LLC [Member] | Convertible Promissory Note [Member]
Convertible Notes [Line Items]
Principal amount									$ 11,537	$ 107,880								107,880
Convertible note balance																41,077		65,182
Convertible payament										$ 60,952
Balance note																$ 111,111		$ 65,182
Private Placement [Member] | Warrant [Member]
Convertible Notes [Line Items]
Exercise price (in Dollars per share) | $ / shares														$ 26.1